Shareholders' equity - Share capital - Normal Course Issuer Bid and Automatic Share Purchase Plan (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 30, 2025	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Nov. 30, 2024
Share capital
Number of shares authorized to be repurchased	10,328,075				10,071,642
Number of shares authorized to be repurchased per day	43,278
Percentage of average daily trading volume of the common shares that can be repurchased		25.00%
Repurchase of common shares under NCIB (in shares)			518,300	615,200
Repurchase of common shares under NCIB			$ 9.0	$ 8.9
Repurchase under ASPP			8.0	8.0
Share Capital
Share capital
Repurchase of common shares under NCIB			$ 4.5	$ 5.3